OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Details of other financial assets explanatory
Details of other financial assets at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021	2022
Other non-current receivables	6,828	5,278
Non-current guarantees and deposits(*)	28,779	21,405
Total non-current	35,607	26,683
Current guarantees and deposits	744	1,696
Total current	744	1,696
Total	36,351	28,379

(*)    "Non-current guarantees and deposits" as of December 31, 2021 and 2022 comprise cash deposit made in connection with judicial or administrative proceeding against any entity of the Group.